Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants	$ 92,265	$ 98,830
Change in deemed loans with no post-default payments	(1,682)	(1,432)
Amounts per Form 5500	90,583	97,398
Net assets available for benefits	15,885,209	13,720,810
Change in deemed loans with no post-default payments	(1,682)	(1,432)
Amounts per Form 5500	$ 15,883,527	$ 13,719,378